Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Discontinued Operations [Line Items]
Cash consideration	$ 80,000
Loss from the disposition	$ (3,577,279)
REIT Changjiang [Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%